1-33532

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Certamx

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

RECEIVED
SEP 27 2007
The Division of Investment Management

PROCESSED
OCT 02 2007
THOMSON FINANCIAL

September 27, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 24, 2007 the American Stock Exchange LLC (the "Exchange") received from PowerShares Exchange-Traded Fund Trust II (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, par value $0.01 per share, of the following investment portfolios:

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio Fund
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Fund
PowerShares FTSE RAFI Emerging Markets Portfolio Fund
PowerShares FTSE RAFI Europe Small-Mid Portfolio Fund
PowerShares International Listed Private Equity Portfolio Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

07060401

cc: Herbert Scholl

END